Warrants and Options (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Oct. 06, 2017
Notes to Financial Statements
Common Stock Warrants Granted	12,000,000	9,037,500	0	12,150,000
Common Stock Warrants exercised	0	38,026,204	0	0
Options Granted to purchase Common stock	39,440,000	0	13,566,768	67,790,000
Options exercised		0	35,100,000	0
Warrants returned to Company					55,096,825
Warrants outstanding	650,000		12,650,000	650,000
Warrant exercise price minimum			$ 0.001
Warrant exercise price maximum			$ 0.02
Options Exercise price minimum	0.10%		0.30%	0.30%
Options Exercise price maximum	0.30%		4.50%	4.50%
Options outstanding	67,790,000		46,256,768	67,790,000
Compensation Expense			$ 1,459,134